Related Party Transactions (Details) - Silvercorp [Member] ¥ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CNY (¥)
Related Party Transactions (Details) [Line Items]
General and administrative expenses	$ 726,387	$ 616,030
Borrowings	283,688		¥ 1.9
loan interest	$ 23,422